Members’ Capital (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Jun. 15, 2018	Jun. 15, 2018	Jun. 01, 2018	Mar. 31, 2018	Jan. 31, 2018	Jan. 26, 2018	Oct. 31, 2019	Oct. 31, 2018	Aug. 01, 2018	Nov. 27, 2017
IfrsStatementLineItems [Line Items]
Number of common shares issued					385,417
Principal amount					$ 100,000
Accrued and unpaid interest					$ 25,000
Uncertified common units					74.8
G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							60,746,202	6,600,000
Loss on impairment								$ 1,574,761
Subscription Description							GR Unlimited issued and sold on a subscription receipt basis, 3,771,023 units (the “GR Units”) containing one Common Unit and one GR Unlimited purchase warrant (the “GR Warrant”) for gross proceeds of CAD$1,646,050 ($1,274,516), of which $360,818 was allocated to the GR Warrants. Upon close of the Transaction, the GR Units were automatically converted into 3,771,023 common units of GR Unlimited (3,771,023 common shares of the Company) and 3,771,023 warrants of GR Unlimited (3,771,023 warrants of the Company).
Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			4,350,823	1,644,188		174,079
Principal amount	$ 100,000	$ 100,000	$ 637,775	$ 250,000	$ 50,000	$ 50,000			$ 50,000
Accrued and unpaid interest	$ 20,465	$ 20,465	$ 146,157	$ 46,250		$ 6,458
Uncertified common units	115	115	922.70	332.4		34
Interest rate									30.00%
Convertible Promissory Note [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							485,379
Principal amount							$ 100,000
Accrued and unpaid interest							$ 22,438
Uncertified common units							126.13
Two Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued					462,500
Principal amount					$ 100,000
Second Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 50,000
Uncertified common units					89.8
Convertible Promissory Note One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 225,000	$ 225,000	$ 300,000
Uncertified common units	190.8	190.8	285.70
Convertible Promissory Notes One [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	925,000		1,585,714
Convertible Promissory Notes One [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							4,782,284
Principal amount							$ 1,000,000
Accrued and unpaid interest							$ 248,958
Uncertified common units							1,144.15
Convertible Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		557,151
Convertible Promissory Notes Two [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 50,000
Accrued and unpaid interest							$ 7,644
Uncertified common units							52.06
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized							20,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized							750
Preference shares [member] | Subscription Agreement [Member]
IfrsStatementLineItems [Line Items]
Purchase price								$ 1,773
Number of common shares issued								4,007,236
Proceeds for units								$ 1,300,345
Incentive Units [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares										300
Common Units [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							1,475,179
Common Unit [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							2,000,000
Common Unit 1 [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued							727,250